Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Significant Subsidiaries

The Group’s interest in the subsidiaries results are listed in the table below. For a complete list of the Group’s subsidiaries, refer to Exhibit 8.1 – List of Subsidiaries.

Significant subsidiaries	Country of incorporation		Group interest
		Principal activity	2018%	2017%
Coal
BHP Billiton Mitsui Coal Pty Ltd	Australia	Coal mining	80	80
Hunter Valley Energy Coal Pty Ltd	Australia	Coal mining	100	100
Copper
BHP Billiton Olympic Dam Corporation Pty Ltd	Australia	Copper and uranium mining	100	100
Compañia Minera Cerro Colorado Limitada	Chile	Copper mining	100	100
Minera Escondida Limitada (1)	Chile	Copper mining	57.5	57.5
Minera Spence S.A.	Chile	Copper mining	100	100
Iron Ore
BHP Billiton Iron Ore Pty Ltd	Australia	Service company	100	100
BHP Billiton Minerals Pty Ltd	Australia	Iron ore and coal mining	100	100
BHP Iron Ore (Jimblebar) Pty Ltd (2)	Australia	Iron ore mining	85	85
BHP Billiton (Towage Service) Pty Ltd	Australia	Freight services	100	100
Marketing
BHP Billiton Freight Singapore Pte Limited	Singapore	Freight services	100	100
BHP Billiton Marketing AG	Switzerland	Marketing and trading	100	100
BHP Billiton Marketing Asia Pte Ltd	Singapore	Marketing support and other services	100	100
Group and Unallocated
BHP Billiton Canada Inc.	Canada	Potash development	100	100
BHP Billiton Finance BV	The Netherlands	Finance	100	100
BHP Billiton Finance Limited	Australia	Finance	100	100
BHP Billiton Finance (USA) Ltd	Australia	Finance	100	100
BHP Billiton Group Operations Pty Ltd	Australia	Administrative services	100	100
BHP Billiton International Services Ltd	UK	Service company	100	100
BHP Billiton Nickel West Pty Ltd	Australia	Nickel mining, smelting, refining and administrative services	100	100
WMC Finance (USA) Limited	Australia	Finance	100	100

(1)

As the Group has the ability to direct the relevant activities at Minera Escondida Limitada, it has control over the entity. The assessment of the most relevant activity in this contractual arrangement is subject to judgement. The Group establishes the mine plan and the operating budget and has the ability to appoint the key management personnel, demonstrating that the Group has the existing rights to direct the relevant activities of Minera Escondida Limitada.

(2)

The Group has an effective interest of 92.5 per cent in BHP Iron Ore (Jimblebar) Pty Ltd; however, by virtue of the shareholder agreement with ITOCHU Minerals & Energy of Australia Pty Ltd and Mitsui & Co. Iron Ore Exploration & Mining Pty Ltd, the Group’s interest in the Jimblebar mining operation is 85 per cent, which is consistent with the other respective contractual arrangements at Western Australia Iron Ore.